Parent Company Only, Statements of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Expenses [Abstract]
Professional services	$ 8,200	$ 7,878	$ 5,807
Total noninterest expense	93,827	90,560	84,670
Income before income taxes and subsidiaries' undistributed earnings	68,290	66,760	71,589
Income tax benefit	25,689	24,522	27,396
Net income	42,601	42,238	44,193
Change in other comprehensive (loss) income	(1,470)	(272)	9,294
Comprehensive income	41,131	41,966	53,487
TrustCo Bank Corp NY [Member]
Statements of Comprehensive Income [Abstract]
Dividends and interest from subsidiaries	24,498	24,501	24,499
Miscellaneous income	0	0	18
Total income	24,498	24,501	24,517
Expenses [Abstract]
Operating supplies	21	33	50
Professional services	461	577	557
Miscellaneous expense	1,258	664	1,350
Total noninterest expense	1,740	1,274	1,957
Income before income taxes and subsidiaries' undistributed earnings	22,758	23,227	22,560
Income tax benefit	(578)	(405)	(663)
Income before subsidiaries' undistributed earnings	23,336	23,632	23,223
Equity in undistributed earnings of subsidiaries	19,265	18,606	20,970
Net income	42,601	42,238	44,193
Change in other comprehensive (loss) income	(1,470)	(272)	9,294
Comprehensive income	$ 41,131	$ 41,966	$ 53,487